Intangible Assets and Liabilities	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Liabilities

NOTE 5 – INTANGIBLE ASSETS AND LIABILITIES

Intangible assets as of June 30, 2023 and December 31, 2022 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2022	$211,644	$(132,928)	$78,716
Amortization	—	(9,207)	(9,207)
Favorable lease terms June 30, 2023	$211,644	$(142,135)	$69,509

Amortization expense of favorable lease terms for each of the periods ended June 30, 2023 and 2022 is presented in the following table:

	Three Month Period Ended June 30, 2023	Three Month Period Ended June 30, 2022	Six Month Period Ended June 30, 2023	Six Month Period Ended June 30, 2022
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Favorable lease terms	$(4,539)	$(5,565)	$(9,207)	$(12,430)
Total	$(4,539)	$(5,565)	$(9,207)	$(12,430)

 The aggregate amortization of the intangible assets for the 12-month periods ending June 30 for the following years is estimated to be as follows:

Period	Amount
2024	$18,156
2025	17,702
2026	11,182
2027	5,115
2028	4,982
2029 and thereafter	12,372
Total	$69,509

Intangible assets subject to amortization are amortized using straight-line method over their estimated useful lives to their estimated residual value of zero. As of June 30, 2023, the weighted average useful life of the remaining favorable lease terms was 5.2 years.

Intangible liabilities as of June 30, 2023 and December 31, 2022 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Unfavorable lease terms December 31, 2022	$(231,407)	$183,501	$(47,906)
Amortization	—	12,910	12,910
Unfavorable lease terms June 30, 2023	$(231,407)	$196,411	$(34,996)

Amortization income of unfavorable lease terms for each of the periods ended June 30, 2023 and 2022 is presented in the following table:

	Three Month Period Ended	Three Month Period Ended	Six Month Period Ended	Six Month Period Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Unfavorable lease terms	$5,322	$17,587	$12,910	$39,426
Total	$5,322	$17,587	$12,910	$39,426

The aggregate amortization of the intangible liabilities for the 12-month periods ending June 30 is estimated to be as follows:

Period	Amount
2024	$13,319
2025	12,204
2026	9,473
2027	—
2028	—
2029 and thereafter	—
Total	$34,996

Intangible liabilities subject to amortization are amortized using straight-line method over their estimated useful lives to their estimated residual value of zero. As of June 30, 2023, the weighted average useful life of the remaining unfavorable lease terms was 2.8 years.